ICON Natural Resources Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (100.11%)

Basic Materials (29.63%)
Celanese Corp	4,700	405,798
The Chemours Co	132,300	2,030,805
Huntsman Corp	86,700	1,557,999
International Paper Co	44,000	1,549,240
RPM International Inc	28,200	2,116,692
The Sherwin-Williams Co	4,200	2,426,970
W R Grace & Co	32,200	1,636,082
Total Basic Materials		11,723,586

Consumer, Non-Cyclical (6.29%)
Avery Dennison Corp	21,800	2,487,162

Industrial (60.98%)
Armstrong World Industries Inc	21,800	1,699,528
CSX Corp	4,100	285,934
DS Smith PLC	123,000	499,315
Eagle Materials Inc	26,100	1,832,742
EMCOR Group Inc	12,700	839,978
Lockheed Martin Corp	3,500	1,277,220
Louisiana-Pacific Corp	47,000	1,205,550
Martin Marietta Materials Inc	10,700	2,210,299
Masco Corp	57,800	2,902,137
MasTec Inc*	46,395	2,081,744
Northrop Grumman Corp	4,900	1,506,456
Packaging Corp of America	16,600	1,656,680
Raytheon Technologies Corp	19,612	1,208,491
Sealed Air Corp	32,000	1,051,200
Trane Technologies PLC	17,600	1,566,048
Union Pacific Corp	13,700	2,316,259
Total Industrial		24,139,581

Utilities (3.21%)
The AES Corp	40,800	591,192
NRG Energy Inc	20,900	680,504
Total Utitlities		1,271,696

Total Common Stock (Cost $42,458,656)		39,622,025

Collateral for Securities on Loan (0.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 0.32% (Cost $9,985)	9,985	9,985

Total Investments (Cost $42,468,641) (100.14%)		39,632,010
Liabilities in Excess of Other Assets (-0.14%)		(47,980)
Net Assets (100.00%)		39,584,030

*	Non-income producing security.